Related Party Transactions - Share-based payment expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Exploration and evaluation expense	$ 907	$ 685
General and administrative expense	$ 8,221	$ 6,819